Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Federal and state tax credit carryforwards	$ 14,804	$ 13,364
Capitalization of R&D expenses for tax purposes	$ 10,800
Foreign net operating loss carryforwards related to the MENU Acquisition		3,300
Tax expense associated with deferred tax asset valuation allowance		$ 10,400
Effective income tax rate	(2.30%)	(1.50%)	10.00%
Federal statutory tax rate	21.00%	21.00%	21.00%
Interest Tax Carryforward
Operating Loss Carryforwards [Line Items]
Federal and state tax credit carryforwards	$ 26,400
Capitalized Research and Development
Operating Loss Carryforwards [Line Items]
Valuation allowance, DTA, increase (decrease)	11,300
Foreign Net Operating Loss Carryforward
Operating Loss Carryforwards [Line Items]
Valuation allowance, DTA, increase (decrease)	2,000
Cumulative Effect, Period of Adoption, Adjustment
Operating Loss Carryforwards [Line Items]
Valuation allowance, DTA, increase (decrease)	20,000
Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	49,200
Federal
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	13,300
Operating loss carryforwards	12,600
Operating loss carryforwards for unlimited period	170,100
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,700
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 37,200